Related party disclosure (Details 1) - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Accounts receivable	S/ 1,372	S/ 704
Accounts payable	516
Inversiones ASPI S.A. (ASPI) [Member]
Disclosure of transactions between related parties [line items]
Accounts receivable	641	109
Accounts payable
Compania Minera Ares S.A.C. (Ares) [Member]
Disclosure of transactions between related parties [line items]
Accounts receivable	339	569
Accounts payable	516
Other Related Parties [Member]
Disclosure of transactions between related parties [line items]
Accounts receivable	392	26
Accounts payable